Cover	Jan. 16, 2024
Document Information Line Items
Entity Registrant Name	Battery Future Acquisition Corp.
Entity Central Index Key	0001880441
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 16, 2024
Entity Ex Transition Period	false
Entity File Number	001-41158
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1618517
Entity Address Address Line 1	777 Brickell Ave.
Entity Address Address Line 2	#500-97545
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33131
City Area Code	929
Local Phone Number	465-9707
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units Each Consisting Of One Class Ordinary Share And Onehalf Of One Redeemable Warrant Member
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	BFAC.U
Security Exchange Name	NYSE
Class Ordinary Shares Par Value0.0001 Per Share Member
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BFAC
Security Exchange Name	NYSE
Redeemable Warrants Each Warrant Exercisable For One Class Ordinary Share Each At Exercise Price Of11.50 Per Share Member
Document Information Line Items
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	BFAC.WS
Security Exchange Name	NYSE